Cash and Cash Equivalents: (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Cash And Cash Equivalents Details [Abstract]
Bank deposits	$ 1,578,903	$ 2,981,234
Money market funds	1,396,934	5,366,284
Total	$ 2,975,837	$ 8,347,518